Consolidated Statements of Changes in Equity (parentheticals) $ in Thousands	Dec. 31, 2019 USD ($)
Description Of Expected Impact Of Initial Application Of New Standards Or Interpretations [Line Items]
Retained earnings (losses)	$ 5,474,411
IFRS 9 [Member]
Description Of Expected Impact Of Initial Application Of New Standards Or Interpretations [Line Items]
Retained earnings (losses)	5,804
IFRS 15 [Member]
Description Of Expected Impact Of Initial Application Of New Standards Or Interpretations [Line Items]
Retained earnings (losses)	1,272
IAS 29 [Member]
Description Of Expected Impact Of Initial Application Of New Standards Or Interpretations [Line Items]
Retained earnings (losses)	$ 961,107